SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Accounting Policies [Line Items]
Bank fees paid to financial institutions	$ 2,393,517	$ 1,470,868
Less: accumulated amortization	(1,050,808)	(565,124)
Unamortized bank fees	(1,391,159)	(1,079,354)	(1,051,730)
Amortization included in interest expense	485,684	289,246
Bank Fees [Member]
Accounting Policies [Line Items]
Bank fees paid to financial institutions	2,316,750	1,540,700
Less: accumulated amortization	(925,591)	(461,346)
Unamortized bank fees	1,391,159	1,079,354
Amortization included in interest expense	$ 464,245	$ 302,979